Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bramshill Income Performance Fund Series | Bramshill Income Performance Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	3.10%	7.12%	(6.12%)	2.53%	7.49%	8.87%	0.68%	1.27%